FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
Fair value measurement [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
IFRS 13 establishes a hierarchy that categorizes into three levels the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.
Levels used in the hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets and liabilities that the Group can access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the assets and liabilities.
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		897,946	—	—	897,946
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		905,620	9,423	—	915,043
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

		At December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Cash and cash equivalents		793,664	—	—	793,664
Investments and other financial assets - Liberty Media Shares	16	5,142	—	—	5,142
Current financial assets	19	—	6,788	—	6,788
Total assets		798,806	6,788	—	805,594
Other financial liabilities	19	—	11,342	—	11,342
Total liabilities		—	11,342	—	11,342

There were no transfers between fair value hierarchy levels between 2018 and 2019.
The fair value of current financial assets and other financial liabilities relates to derivative financial instruments and is measured by taking into consideration market parameters at the balance sheet date, using valuation techniques widely accepted in the financial business environment. In particular, the fair value of foreign currency derivatives (forward contracts, currency swaps and options) and interest rate caps is determined by taking the prevailing foreign currency exchange rate and interest rates, as applicable, at the balance sheet date.
The par value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist primarily of bank current accounts.
Assets and liabilities not measured at fair value on a recurring basis
For financial instruments represented by short-term receivables and payables, for which the present value of future cash flows does not differ significantly from carrying value, the Group assumes that carrying value is a reasonable approximation of the fair value. In particular, the carrying amount of current receivables and other current assets and of trade payables and other liabilities approximates their fair value.
The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2019		2018
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities		966,448	966,448	878,496	878,496
Client financing		950,842	950,842	851,209	851,209
Dealer financing	18	15,606	15,606	27,287	27,287
Total		966,448	966,448	878,496	878,496

Debt	24	2,089,737	2,103,871	1,927,167	1,921,937